Document and Entity Information	Aug. 31, 2020
Cover [Abstract]
Entity Registrant Name	BIOSPECIFICS TECHNOLOGIES CORP
Amendment Flag	false
Entity Central Index Key	0000875622
Document Type	8-K
Document Period End Date	Aug. 31, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-19879
Entity Tax Identification Number	11-3054851
Entity Address, Address Line One	2 Righter Parkway
Entity Address, Address Line Two	Delaware Corporate Center II
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	11563
City Area Code	516
Local Phone Number	593.7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.001
Trading Symbol	BSTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false